CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Aug. 22, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, number of shares authorized (in shares)	20,000,000	20,000,000		20,000,000
Preferred stock issued (in shares)	0	0		0
Preferred stock outstanding (in shares)	0	0		0
Common Class A
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Common stock issued (in shares)	1,544,706	591,711		120,633
Common stock outstanding (in shares)	1,544,706	591,711		120,633
Common Class B
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, number of shares authorized (in shares)	0	0	0	0
Common stock issued (in shares)	0	0		0
Common stock outstanding (in shares)	0	0		0